Note 23 - Assets and Liabilities under reinsurance and insurance contracts (Tables)	12 Months Ended
Dec. 31, 2020
Assets and Liabilities Under reinsurance and insurance contracts
Liabilities Under Reassurance And Assurance Contracts
Technical reserves (Millions of Euros)
	2020	2019	2018
Mathematical reserves	8.731	9.247	8.504
Individual life insurance (1)	6.268	6.731	6.201
Savings	5.431	5.906	5.180
Risk	836	825	1.021
Group insurance (2)	2.463	2.517	2.303
Savings	2.298	2.334	2.210
Risk	165	182	93
Provision for unpaid claims reported	672	641	662
Provisions for unexpired risks and other provisions	548	718	668
Total	9.951	10.606	9.834

Cash flows of Liabilities under Reinsurance and reinsurance contracts
Maturity (Millions of euros). Liabilities under insurance and reinsurance contracts
	Up to 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
2020	1.227	950	1.616	6.158	9.951
2019	1.571	1.197	1.806	6.032	10.606
2018	1.686	1.041	1.822	5.285	9.834

Key assumptions mathematical reserves
Mathematical reserves
	2020				2019				2018
	Mortality table		Average technical interest type		Mortality table		Average technical interest type		Mortality table		Average technical interest type
	Spain	Mexico	Spain	Mexico	Spain	Mexico	Spain	Mexico	Spain	Mexico	Spain	Mexico
Individual life insurance (1)	GRMF 80-2, GKM 80 / GKMF 95, PASEM,GKMF 80/95,PERFM 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-individual	0.25% -2.87%	2.5%	GRMF 80-2, GKMF 80/95. PASEM, PERMF 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-individual	0.25% -2.91%	2.50%	GRMF 80-2, GKM 80 / GKMF 95PERMF 2000PASEM	Tables of the Comisión Nacional de Seguros y Fianzas 2000-individual	0.26%-3.27%	2.50%
Group insurance(2)	PERFM 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-grupo	Depending on the related portfolio	5.5%	PERMF 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-grupo	Depending on the related portfolio	5.50%	PERMF 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-grupo	Depending on the related portfolio	5.50%